UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE INTERNATIONAL GROWTH FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.2%
Adient PLC	40,400	$2,644,988
Gestamp Automocion SA	102,000	742,537	*(a)(b)

Total Auto Components		3,387,525

Household Durables - 0.3%
Victoria PLC	60,000	435,423	*(b)

Internet & Direct Marketing Retail - 1.6%
ASOS PLC	26,168	2,000,093	*(b)
Shop Apotheke Europe NV	10,150	458,367	*(a)(b)

Total Internet & Direct Marketing Retail		2,458,460

Leisure Products - 0.7%
Shimano Inc.	7,265	1,066,177	(b)

Media - 1.0%
APN Outdoor Group Ltd.	307,800	1,132,024	(b)
Pantaleon Entertainment AG	2,420	438,420	*(b)

Total Media		1,570,444

Specialty Retail - 1.4%
Industria de Diseno Textil SA	54,540	2,167,951	(b)

Textiles, Apparel & Luxury Goods - 5.3%
adidas AG	16,100	3,679,015	(b)
Burberry Group PLC	61,000	1,376,819	*(b)
Lululemon Athletica Inc.	10,460	644,755	*
LVMH Moet Hennessy Louis Vuitton SE	9,760	2,458,405	(b)

Total Textiles, Apparel & Luxury Goods		8,158,994

TOTAL CONSUMER DISCRETIONARY		19,244,974

CONSUMER STAPLES - 14.0%
Beverages - 5.6%
Becle SAB de CV	200,000	337,031	*
Coca-Cola Amatil Ltd.	362,517	2,386,228	(b)
Coca-Cola Bottlers Japan Inc.	44,500	1,344,027	(b)
Diageo PLC, ADR	35,020	4,572,562

Total Beverages		8,639,848

Food Products - 3.2%
Nestle SA, ADR	58,070	4,894,720

Household Products - 1.4%
Reckitt Benckiser Group PLC	22,340	2,171,941	(b)

Personal Products - 3.8%
Shiseido Co., Ltd.	164,760	5,832,752	(b)

TOTAL CONSUMER STAPLES		21,539,261

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Suncor Energy Inc.	39,671	1,294,100

FINANCIALS - 18.3%
Banks - 9.4%
Erste Group Bank AG	96,158	4,002,003	*(b)
ING Groep NV	144,394	2,703,335	(b)
Intesa Sanpaolo SpA	933,200	3,214,954	(b)
KBC Group NV	31,570	2,615,374	(b)
UniCredit SpA	103,237	2,031,438	*(b)

Total Banks		14,567,104

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 3.9%
Hong Kong Exchanges & Clearing Ltd.	54,470	$1,552,074	(b)
London Stock Exchange Group PLC	88,977	4,404,563	(b)

Total Capital Markets		5,956,637

Diversified Financial Services - 1.2%
ORIX Corp.	117,200	1,918,586	(b)

Insurance - 3.8%
AFLAC Inc.	37,444	2,986,159
AXA SA	97,000	2,867,235	(b)

Total Insurance		5,853,394

TOTAL FINANCIALS		28,295,721

HEALTH CARE - 8.6%
Biotechnology - 0.6%
Advanced Accelerator Applications SA, ADR	19,287	925,583	*

Health Care Equipment & Supplies - 2.8%
Hoya Corp.	75,579	4,272,960	(b)

Life Sciences Tools & Services - 2.2%
ICON PLC	22,080	2,317,296	*
Mettler-Toledo International Inc.	2,046	1,172,522	*

Total Life Sciences Tools & Services		3,489,818

Pharmaceuticals - 3.0%
Allergan PLC	6,050	1,526,596
Eisai Co., Ltd.	19,100	1,025,365	(b)
Novo Nordisk A/S, ADR	48,700	2,064,880

Total Pharmaceuticals		4,616,841

TOTAL HEALTH CARE		13,305,202

INDUSTRIALS - 16.0%
Airlines - 2.4%
Ryanair Holdings PLC, ADR	32,585	3,692,858	*

Building Products - 0.8%
Munters Group AB	135,225	1,205,820	*(a)(b)

Commercial Services & Supplies - 2.9%
Rentokil Initial PLC	1,168,208	4,478,596	(b)

Electrical Equipment - 0.9%
Vestas Wind Systems A/S	13,837	1,353,591	(b)

Industrial Conglomerates - 1.8%
CK Hutchison Holdings Ltd.	208,000	2,740,957	(b)

Machinery - 3.6%
Atlas Copco AB, Class B Shares	50,420	1,630,362	(b)
Aumann AG	5,800	385,191	*(a)(b)
FANUC Corp.	17,362	3,553,047	(b)

Total Machinery		5,568,600

Professional Services - 0.9%
TechnoPro Holdings Inc.	33,700	1,447,237	(b)

Road & Rail - 2.2%
Canadian Pacific Railway Ltd.	22,059	3,449,366

Trading Companies & Distributors - 0.5%
Wolseley PLC	14,020	838,672	(b)

TOTAL INDUSTRIALS		24,775,697

INFORMATION TECHNOLOGY - 20.4%
Electronic Equipment, Instruments & Components - 0.4%
Comet Holding AG, Registered Shares	4,352	621,215	*(b)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
Internet Software & Services - 4.8%
Alibaba Group Holding Ltd., ADR		32,129	$4,978,389	*
Tencent Holdings Ltd.		60,000	2,392,425	(b)

Total Internet Software & Services			7,370,814

IT Services - 1.9%
Amadeus IT Group SA		36,788	2,266,567	(b)
Travelsky Technology Ltd., Class H Shares		254,000	671,664	(b)

Total IT Services			2,938,231

Semiconductors & Semiconductor Equipment - 5.9%
ASML Holding NV		27,550	4,177,097	(b)
Broadcom Ltd.		10,816	2,667,874
Taiwan Semiconductor Manufacturing Co., Ltd., ADR		62,260	2,238,870

Total Semiconductors & Semiconductor Equipment			9,083,841

Software - 7.4%
Check Point Software Technologies Ltd.		21,090	2,230,900	*
SAP SE, ADR		46,440	4,915,674
Temenos Group AG, Registered Shares		40,211	3,886,645	(b)
WANdisco PLC		42,000	373,224	*(b)

Total Software			11,406,443

TOTAL INFORMATION TECHNOLOGY			31,420,544

MATERIALS - 4.8%
Chemicals - 0.8%
Sociedad Quimica y Minera de Chile SA, ADR		31,050	1,276,466

Containers & Packaging - 1.3%
Amcor Ltd.		162,687	1,996,824	(b)

Metals & Mining - 2.7%
Orocobre Ltd.		515,895	1,318,224	*(b)
Vale SA, ADR		278,166	2,790,005

Total Metals & Mining			4,108,229

TOTAL MATERIALS			7,381,519

UTILITIES - 2.1%
Electric Utilities - 2.1%
Direct Energie SA		57,145	3,272,066	(b)

TOTAL COMMON STOCKS (Cost - $126,347,906)			150,529,084

PREFERRED STOCKS - 1.0%
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
Sartorius AG (Cost - $1,251,242)		16,130	1,526,678	*(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,599,148)			152,055,762

	RATE
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $2,167,777)	0.917%	2,167,777	2,167,777

TOTAL INVESTMENTS - 99.9% (Cost - $129,766,925#)			154,223,539
Other Assets in Excess of Liabilities - 0.1%			112,475

TOTAL NET ASSETS - 100.0%			$154,336,014

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,289,743	$15,955,231	—	$19,244,974
Consumer Staples	9,804,313	11,734,948	—	21,539,261
Energy	1,294,100	—	—	1,294,100
Financials	2,986,159	25,309,562	—	28,295,721
Health Care	8,006,877	5,298,325	—	13,305,202
Industrials	7,142,224	17,633,473	—	24,775,697
Information Technology	17,031,707	14,388,837	—	31,420,544
Materials	4,066,471	3,315,048	—	7,381,519
Utilities	—	3,272,066	—	3,272,066
Preferred Stocks	—	1,526,678	—	1,526,678

Total Long-Term Investments	53,621,594	98,434,168	—	152,055,762

Short-Term Investments†	2,167,777	—	—	2,167,777

Total Investments	$55,789,371	$98,434,168	—	$154,223,539

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2017, securities valued at $98,434,168 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,164,233
Gross unrealized depreciation	(2,707,619)

Net unrealized appreciation	$24,456,614

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017